STATUTORY RESERVES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
STATUTORY RESERVES
Required percentage of after tax profit transferred to general reserve fund	10.00%
Percentage of registered capital limit for transfer of after tax profit to general reserve fund	50.00%
Accumulated of after tax profit to statutory reserve fund	¥ 25,698,704	¥ 25,698,704